Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Estimated fair value	S/ 17,038,942	S/ 17,921,275
Accrued interest	22,787,598	24,547,294
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	19,208,992	18,275,685
Unrealized gross amount - Gains	11,854	335,077
Unrealized gross amount - Losses	(2,504,329)	(980,975)
Estimated fair value	16,716,517	17,629,787
Accrued interest	322,425	291,488
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Amortized cost	8,707,969	8,125,394
Unrealized gross amount - Gains	9,477	326,929
Unrealized gross amount - Losses	(1,143,244)	(300,143)
Estimated fair value	S/ 7,574,202	S/ 8,152,180
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	1.60%	0.31%
Annual effective interest rates - Foreign	5.10%	0.74%
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	13.26%	12.48%
Annual effective interest rates - Foreign	13.14%	23.15%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign Bonds of the Republic of Peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 7,878,445	S/ 7,374,357
Unrealized gross amount - Gains	590	44
Unrealized gross amount - Losses	(1,270,254)	(655,048)
Estimated fair value	S/ 6,608,781	S/ 6,719,353
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign Bonds of the Republic of Peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	1.89%	3.03%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign Bonds of the Republic of Peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	8.14%	6.91%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 1,434,752	S/ 1,440,926
Unrealized gross amount - Gains	89	131
Unrealized gross amount - Losses	(5)	(113)
Estimated fair value	S/ 1,434,836	S/ 1,440,944
Debt instruments measured at fair value through other comprehensive income [member] | Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	7.29%	0.04%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	7.46%	0.04%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 512,316	S/ 529,142
Unrealized gross amount - Gains	1,698	7,973
Unrealized gross amount - Losses	(26,286)	(12,710)
Estimated fair value	S/ 487,728	S/ 524,405
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	3.48%	3.35%
Annual effective interest rates - Foreign	6.86%	3.53%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	6.01%	5.51%
Annual effective interest rates - Foreign	8.25%	7.62%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 508,813	S/ 537,871
Unrealized gross amount - Gains	0	0
Unrealized gross amount - Losses	(55,527)	(11,148)
Estimated fair value	S/ 453,286	S/ 526,723
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	5.18%	1.81%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	5.60%	2.83%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 82,836	S/ 88,180
Unrealized gross amount - Gains	0	0
Unrealized gross amount - Losses	(2,026)	(1,205)
Estimated fair value	S/ 80,810	S/ 86,975
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	6.07%	1.93%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	6.23%	2.48%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 44,234	S/ 179,815
Unrealized gross amount - Gains	0	0
Unrealized gross amount - Losses	(366)	(608)
Estimated fair value	S/ 43,868	S/ 179,207
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	2.28%	0.31%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	2.28%	2.28%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Other [Member]
Disclosure of financial assets [line items]
Amortized cost	S/ 39,627
Unrealized gross amount - Gains	0
Unrealized gross amount - Losses	(6,621)
Estimated fair value	S/ 33,006
Debt instruments measured at fair value through other comprehensive income [member] | Other [Member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%
Annual effective interest rates - Foreign	3.85%
Debt instruments measured at fair value through other comprehensive income [member] | Other [Member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%
Annual effective interest rates - Foreign	6.06%